Intangible Assets	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Intangible Assets

9.	Intangible Assets

As of December 31,

	2025	2024	2023
Goodwill	147	147	147
Other intangible assets	182,058	199,009	221,889
Total	182,205	199,156	222,036

	2024	Additions	Disposals	Transfers	2025
Acquisition cost
Software	293,006	5,291	-	7,460	305,757
Intangible under development (i)	9,405	27,687	(92)	(7,460)	29,540
License acquisition	95,496	76,901	(1,310)	-	171,087
Others	1,320	-	(60)	-	1,260
Total Costs	399,227	109,879	(1,462)	-	507,644

Accumulated amortization
Software	(120,874)	(60,545)	-	-	(181,419)
License acquisition	(79,243)	(65,611)	788		(144,066)
Others	(101)	-	-	-	(101)
Total Amortization	(200,218)	(126,156)	788	-	(325,586)
Total Carrying amount	199,009	(16,277)	(674)	-	182,058

(i) Substantially refers to expenses related to development of internal technology projects, substantially comprised of usage licenses and third-party services.

	2023	Additions	Transfers	Disposals	2024
Acquisition cost
Software	169,077	5,226	121,596	(2,893)	293,006
Intangible under development (i)	103,988	27,013	(121,596)	-	9,405
License acquisition	77,645	48,650	-	(30,799)	95,496
Others	1,320	-	-	-	1,320
Total Costs	352,030	80,889	-	(33,692)	399,227

Accumulated amortization
Software	(69,951)	(53,816)	-	2,893	(120,874)
License acquisition	(60,089)	(49,948)	-	30,794	(79,243)
Others	(101)	-	-	-	(101)
Total Amortization	(130,141)	(103,764)	-	33,687	(200,218)
Total Carrying amount	221,889	(22,875)	-	(5)	199,009

(i) Substantially refers to expenses related to development of internal technology projects, substantially comprised of usage licenses and third-party services.

	2022	Additions	Transfers	Disposals	2023
Acquisition cost
Software	97,043	2,385	69,971	(322)	169,077
Intangible under development (i)	143,234	30,835	(69,971)	(110)	103,988
License acquisition	69,493	37,956	-	(29,804)	77,645
Others	1,320	-	-	-	1,320
Total Costs	311,090	71,176	-	(30,236)	352,030

Accumulated amortization
Software	(37,228)	(33,047)	-	324	(69,951)
License acquisition	(49,914)	(39,959)	-	29,784	(60,089)
Others	(101)	-	-	-	(101)
Total Amortization	(87,243)	(73,006)	-	30,108	(130,141)
Total Carrying amount	223,847	(1,830)	-	(128)	221,889

(i) Substantially refers to expenses related to development of internal technology projects, substantially comprised of usage licenses and third-party services.

There were no indications of impairment of intangible assets for the years. Additionally, intangible assets recorded as “under development” were tested for impairment by comparing their carrying amount with their recoverable amount and no adjustments were identified.